Matthews Asia Credit Opportunities Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 69.5%

	Face Amount*	Value
CHINA/HONG KONG: 42.7%
Sino-Ocean Land Treasure III, Ltd. 4.900%[b], 09/21/22[c,d]	5,600,000	$4,963,000
Honghua Group, Ltd. 6.375%, 08/01/22[d]	4,800,000	4,703,784
King Talent Management, Ltd. 5.600%[b], 12/04/22[c,d]	5,300,000	4,611,000
Franshion Brilliant, Ltd. 5.750%[b], 01/17/22[c,d]	4,700,000	4,512,000
Standard Chartered PLC 7.750%[b], 04/02/23[c,d]	2,850,000	2,800,125
KWG Group Holdings, Ltd. 5.875%, 11/10/24[d,e]	3,200,000	2,720,000
CIFI Holdings Group Co., Ltd. 6.550%, 03/28/24[d]	2,600,000	2,365,927
HSBC Holdings PLC 6.375%[b], 03/30/25[c]	2,400,000	2,244,000
Wanda Group Overseas, Ltd. 7.500%, 07/24/22[d]	2,500,000	2,203,125
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]	2,400,000	1,737,600
CIFI Holdings Group Co., Ltd. 5.375%[b], 08/24/22[c,d]	2,000,000	1,659,922
Logan Property Holdings Co., Ltd. 5.250%, 02/23/23[d]	1,500,000	1,379,910
KWG Group Holdings, Ltd. 7.875%, 09/01/23[d]	1,300,000	1,189,503
CITIC Telecom International Finance, Ltd. 6.100%, 03/05/25[d]	462,000	466,389
KWG Group Holdings, Ltd. 7.400%, 03/05/24[d]	300,000	266,225

Total China/Hong Kong		37,822,510

INDONESIA: 15.2%
PB International BV 7.625%, 01/26/22[d]	5,300,000	4,240,000
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[d]	5,000,000	3,298,035
PT Indonesia Asahan Aluminium Perser 6.757%, 11/15/48[d]	1,900,000	2,022,153
Listrindo Capital BV 4.950%, 09/14/26[d]	2,200,000	1,914,000
Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,500,000	1,023,750
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24[d]	1,400,000	980,615

Total Indonesia		13,478,553

INDIA: 7.2%
Network i2i, Ltd. 5.650%[b], 01/15/25[c,f]	3,000,000	2,415,000
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[d]	2,900,000	2,133,599
Network i2i, Ltd. 5.650%[b], 01/15/25[c,d]	2,200,000	1,771,000

Total India		6,319,599

PHILIPPINES: 2.2%
Jollibee Worldwide Pte, Ltd. 3.900%[b], 01/23/25[c,d]	1,556,000	1,230,018

	Face Amount*	Value
Royal Capital BV 4.875%[b], 05/05/24[c,d]	782,000	$738,208

Total Philippines		1,968,226

AUSTRALIA: 2.2%
Australia & New Zealand Banking Group, Ltd. 6.750%[b], 06/15/26[c,d]	2,000,000	1,965,000

Total Australia		1,965,000

TOTAL NON-CONVERTIBLE CORPORATE BONDS		61,553,888

(Cost $69,581,397)

FOREIGN GOVERNMENT OBLIGATIONS: 14.0%
VIETNAM: 6.5%
Viet Nam Debt and Asset Trading Corp. 1.000%, 10/10/25[d]	5,689,000	4,380,530
Socialist Republic of Vietnam 5.500%, 03/12/28	1,350,000	1,326,051

Total Vietnam		5,706,581

PAKISTAN: 4.4%
Pakistan Government Bond 6.875%, 12/05/27[d]	4,700,000	3,887,464

Total Pakistan		3,887,464

SRI LANKA: 3.1%
Sri Lanka Government Bond 7.850%, 03/14/29[d]	2,700,000	1,566,097
Sri Lanka Government Bond 6.125%, 06/03/25[d]	900,000	530,972
Sri Lanka Government Bond 6.850%, 11/03/25[d]	850,000	501,484
Sri Lanka Government Bond 6.825%, 07/18/26[d]	300,000	177,000

Total Sri Lanka		2,775,553

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		12,369,598

(Cost $15,264,594)

CONVERTIBLE CORPORATE BONDS: 12.3%
CHINA/HONG KONG: 12.3%
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	4,100,000	3,736,125
Bosideng International Holdings, Ltd., Cnv. 1.000%, 12/17/24[d]	4,900,000	3,552,500
Baozun, Inc., Cnv. 1.625%, 05/01/24[f]	2,800,000	2,291,209
Weibo Corp., Cnv. 1.250%, 11/15/22	1,600,000	1,352,021

Total China/Hong Kong		10,931,855

TOTAL CONVERTIBLE CORPORATE BONDS		10,931,855

(Cost $12,952,352)

1	MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

Value
TOTAL INVESTMENTS: 95.8%	$84,855,341
(Cost $97,798,343)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.2%	3,755,941

NET ASSETS: 100.0%	$88,611,282

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,720,000 and 3.07% of net assets.

f

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $4,706,209, which is 5.31% of net assets.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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